Share-based compensation - Weighted Average Assumptions of Stock Options Granted (Details) - year	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Expected volatility	60.74%	59.83%
Risk-free interest rate	2.71%	3.79%
Expected option life	3.88	3.84
Expected dividend yield	0.00%	0.00%
Forfeiture rate	30.56%	29.59%